Lease financing - Capital lease obligations, Principal payments (Table) (Details) - Financing Lease [Member] $ in Thousands	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
December 31, 2025	$ 2,731
December 31, 2026	2,731
December 31, 2027	2,731
December 31, 2028	5,067
December 31, 2029	1,364
December 31, 2030 and thereafter	682
Total bareboat lease minimum payments	15,306
Unamortized lease issuance costs	(51)
Total bareboat lease minimum payments, net	15,255
Lease financing short term	2,731
Lease financing long term, net of unamortized lease issuance costs	$ 12,524